Note 41 Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Line Items]
Impairment on financial assets at fair value through other comprehensive income - debt securities	€ 50	€ (8)
Impairment Financial Assets At Amortised Cost	1,391	1,587
Gain on recovery of loans and advances previously written off	(192)	(225)
Impairment loss on financial assets	€ 1,441	€ 1,580